CONCENTRATION OF CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF CUSTOMERS [abstract]
Schedule of details of gross sales to top five third party customers
	2015	2016	2017
China Petroleum & Chemical Corporation*	14,692	9,659	15,488
PetroChina Company Limited*	5,502	6,923	11,957
BP p.l.c.	3,093	2,843	3,108
Phillips 66	N/A	N/A	2,631
Royal Dutch Shell PLC	6,917	3,661	2,627
EOG Resources, Inc.	3,746	2,660	N/A